Long-term investments -Additional Information (Detail)		1 Months Ended		12 Months Ended
		Jun. 30, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	Jul. 31, 2017 USD ($)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)
Cost Method Investments				$ 42,430,000		$ 39,002,000		$ 9,157,000
Disposal Group, Including Discontinued Operation, Consideration										$ 19,896,000	¥ 130,000,000
Equity Method Investment, Deferred Gain on Sale			$ 326,000	326,000	[1]	0	[1]
Other than Temporary Impairment Losses, Investments				596,000
Cost Method Investment, Deferred Gain on Sale	[2]			$ 165,000		$ 689,000
Hangzhou Feixiang [Member]
Cost Method Investments Ownership Percentage	[3]			28.00%		20.00%
Disposal Group, Including Discontinued Operation, Other Income				$ 1,530,000
Equity Method Investment, Ownership Percentage				20.00%		28.00%
Yunhui Tianxia [Member]
Cost Method Investments Ownership Percentage				7.50%		13.70%
Cost Method Investments									$ 1,263,000
Shanghai Lexiang [Member]
Cost Method Investments Ownership Percentage			14.12%	14.12%	[2]	15.00%	[2]
Equity Method Investment, Ownership Percentage				28.77%		43.16%
Cost Method Investment, Deferred Gain on Sale			$ 222,000
Shenzhen Kushiduo [Member]
Cost Method Investments Ownership Percentage		10.00%		0.00%	[4]	10.00%	[4]
Cost Method Investments		$ 383,000
Disposal Group, Including Discontinued Operation, Consideration		191,500
Disposal Group, Including Discontinued Operation, Other Income		$ 191,500
Shanghai Guozhi [Member]
Cost Method Investments Ownership Percentage	[5]			16.80%		16.80%
Other than Temporary Impairment Losses, Investments				$ 149,000
Guangzhou Hongsi [Member]
Cost Method Investments Ownership Percentage	[5]			19.90%		19.90%
Other than Temporary Impairment Losses, Investments				$ 447,000
Shenzhen Xunlei [Member]
Equity Method Investment, Ownership Percentage	[1]			28.77%		43.16%

[1]	In 2016, the Group made an equity investment in a privately-held company, Big Data, of USD 1,442,000 for 43.16% equity interest. The Group classified Big Data as an equity method investment as it had only significant influence instead of control over Big Data. In January of 2017, Big Data issued certain new shares to a third party and its original shareholders and the Group’s interest in Big Data diluted from 43.16% to 28.77% with a dilution gain of USD 326,000 arising from the deemed disposal. As at December 31, 2017, the Group recognized full impairment of USD 1,251,000 for its interest in Big Data as share of loss from equity investees after taking into account the latest operation status and financial position of Big Data.
[2]	In January of 2017, Shanghai Lexiang issued new shares to a third party investor resulting in the Group’s interest in Shanghai Lexiang diluted from 15% to 14.12% with a dilution gain of USD 222,000 arising from the deemed disposal.
[3]	In May 2017, the Group made additional investment by USD 1,263,000 in Yunhui Tianxia from 7.5% to 13.7%. In July 2017, the Group also made additional equity investment in Hangzhou Feixiang of USD 1,530,000. As the result of the new investment, the Group’s equity interest increased from 20% to 28% and the Group continued to use the cost method to account for this investment due to the lack of significant influence over the investee.
[4]	In June 2017, the Group disposed of entire interests (10%) in Shenzhen Kushiduo with a carrying value of USD 383,000 at a consideration of approximately USD 191,500. As a result of the disposal, the Group recognized in a disposal loss of USD 191,500 in the other income, net (Note 23).
[5]	The Group recognized impairment against its investments in Shanghai Guozhi and Guangzhou Hongsi of USD 149,000 and USD 447,000, respectively after considering the latest operation status and financial and liquidity position.